Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2023
Financial Risk Management
Schedule of expected cash outflows for its financial liabilities

	Weighted average effective interest rate	Less than 1 month	1 – 3 months	3 – 12 months	1 – 5 years	5+ years	Total
December 31, 2023
Non-Derivative Liabilities
Trade payables		—	—	23,522,506	—	—	23,522,506
Accrued expenses		—	—	3,485,042	—	—	3,485,042
Current accounts due to related parties		—	—	659,974	—	—	659,974
Variable interest borrowings	4.08%	3,138,123	28,239,371	62,054,619	307,066,226	237,943,153	638,441,492
Variable interest for debt financing (Sale and Leaseback Agreements)	9.07%	2,330,290	4,567,896	21,015,413	106,212,689	139,492,319	273,618,607
Total		5,468,413	32,807,267	110,737,554	413,278,915	377,435,472	939,727,621

	Weighted average effective interest rate	Less than 1 month	1 – 3 months	3 – 12 months	1 – 5 years	5+ years	Total
December 31, 2022
Non-Derivative Liabilities
Trade payables		—	—	11,771,964	—	—	11,771,964
Accrued expenses		—	—	6,024,899	—	—	6,024,899
Variable interest borrowings	6.26%	5,922,596	21,564,122	65,076,153	365,728,156	241,508,738	699,799,765
Variable interest for debt financing (Sale and Leaseback Agreements)	10.02%	2,823,905	5,526,029	22,237,116	112,171,014	167,665,884	310,423,948
Total		8,746,501	27,090,151	105,110,132	477,899,170	409,174,622	1,028,020,576